Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short term debt and current portion of long-term debt
urrent portion of long-term debt consists of the following:

	December 31,
	2015	2014 (i)
	(millions)
3-year term loan facility expires 2015	$—	$1
1-year term loan facility matures 2016	587	—
Current portion of 7-year term loan facility expires 2018	22	17
5.625% senior notes due 2015	—	148
Fair value adjustment on 5.625% senior notes due 2015	—	1
4.125% senior notes due 2016	300	—
Short-term borrowing under bank overdraft arrangement	79	—
	$988	$167

(i)
As described in Note 2, following retrospective application of ASU 2015-03, ‘Simplifying the Presentation of Debt Issuance Costs’, debt issuance costs related to a recognized debt liability are now reported in the balance sheet as a direct deduction from the face amount of that liability. 2014 balances have been reclassified accordingly.

Long-term debt
Long-term debt consists of the following:

	December 31,
	2015	2014 (i)
	(millions)
7-year term loan facility expires 2018	$218	$240
Revolving $800 million credit facility	467	—
4.125% senior notes due 2016	—	299
6.200% senior notes due 2017	394	393
7.000% senior notes due 2019	186	186
5.750% senior notes due 2021	495	494
4.625% senior notes due 2023	247	247
6.125% senior notes due 2043	271	271
	$2,278	$2,130

(i)
As described in Note 2, following retrospective application of ASU 2015-03, ‘Simplifying the Presentation of Debt Issuance Costs’, debt issuance costs related to a recognized debt liability are now reported in the balance sheet as a direct deduction from the face amount of that liability. 2014 balances have been reclassified accordingly.

Analysis of interest expense

	Year ended December 31,
	2015	2014	2013
	(millions)
5.625% senior notes due 2015	$5	$8	$12
4.125% senior notes due 2016	13	13	13
6.200% senior notes due 2017	25	25	33
7.000% senior notes due 2019	14	14	18
5.750% senior notes due 2021	30	30	29
4.625% senior notes due 2023	11	11	4
6.125% senior notes due 2043	16	16	6
7-year term loan facility expires 2018	5	5	6
Revolving $800 million credit facility	6	3	2
WSI revolving credit facility	2	4	—
Other (i)	15	6	3
Total interest expense	$142	$135	$126